Related party disclosures	12 Months Ended
Dec. 31, 2018
Related party disclosures
Related party disclosures

Note 16 – Related party disclosures

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management personnel include the Board of Directors and the executive management team. Compensation for key management personnel of the Company was as follows:

	2018	2017
Short-term benefits(1)	$3.0	$4.5
Share-based payments(2)	4.9	6.4
	$7.9	$10.9
1	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.
2	Represents the expense of stock options, restricted share units earned and mark-to-market charges on deferred share units during the year.